Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Receivables And Prepayments [Abstract]
Prepayment for CRO services	¥ 30,307		¥ 36,879
Prepaid expenses	10,078		3,953
Deposits	4,542		4,312
Others	2,905		2,111
Other receivables and prepayments	¥ 47,832	$ 7,127	¥ 47,255